UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10387
Investment Company Act File Number
Tax-Managed Value Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Tax-Managed Value Portfolio	as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 95.7%

Security	Shares	Value

Aerospace & Defense — 5.2%
General Dynamics Corp.	200,000	$11,346,000
Lockheed Martin Corp.	150,000	12,306,000
Raytheon Co.	425,000	21,513,500
United Technologies Corp.	400,000	19,196,000

		$64,361,500

Biotechnology — 1.9%
Amgen, Inc.(1)	250,000	$13,712,500
Biogen Idec, Inc.(1)	200,000	9,730,000

		$23,442,500

Capital Markets — 2.6%
Franklin Resources, Inc.	200,000	$9,684,000
Goldman Sachs Group, Inc.	100,000	8,073,000
Northern Trust Corp.	250,000	14,380,000

		$32,137,000

Chemicals — 0.8%
Air Products and Chemicals, Inc.	200,000	$10,060,000

		$10,060,000

Commercial Banks — 2.2%
Wells Fargo & Co.	1,450,000	$27,405,000

		$27,405,000

Commercial Services & Supplies — 1.0%
Waste Management, Inc.	400,000	$12,476,000

		$12,476,000

Communications Equipment — 0.6%
Cisco Systems, Inc.(1)	500,000	$7,485,000

		$7,485,000

Computers & Peripherals — 4.7%
Hewlett-Packard Co.	900,000	$31,275,000
International Business Machines Corp.	300,000	27,495,000

		$58,770,000

Diversified Financial Services — 2.7%
JPMorgan Chase & Co.	1,300,000	$33,163,000

		$33,163,000

Diversified Telecommunication Services — 4.6%
AT&T, Inc.	1,100,000	$27,082,000
Verizon Communications, Inc.	1,000,000	29,870,000

		$56,952,000

Electric Utilities — 5.8%
Edison International	300,000	$9,771,000
Entergy Corp.	200,000	15,272,000

Security	Shares	Value

Exelon Corp.	400,000	$21,688,000
FirstEnergy Corp.	150,000	7,498,500
FPL Group, Inc.	350,000	18,042,500

		$72,272,000

Electrical Equipment — 1.1%
Emerson Electric Co.	400,000	$13,080,000

		$13,080,000

Energy Equipment & Services — 0.8%
Transocean, Ltd.(1)	176,295	$9,629,233

		$9,629,233

Food & Staples Retailing — 5.8%
CVS Caremark Corp.	1,100,000	$29,568,000
Kroger Co. (The)	1,275,000	28,687,500
Wal-Mart Stores, Inc.	300,000	14,136,000

		$72,391,500

Food Products — 2.5%
Nestle SA	900,000	$31,103,376

		$31,103,376

Health Care Equipment & Supplies — 1.6%
Boston Scientific Corp.(1)	1,000,000	$8,870,000
Covidien, Ltd.	300,000	11,502,000

		$20,372,000

Health Care Providers & Services — 1.1%
UnitedHealth Group, Inc.	500,000	$14,165,000

		$14,165,000

Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	250,000	$14,505,000

		$14,505,000

Household Products — 1.1%
Kimberly-Clark Corp.	275,000	$14,154,250

		$14,154,250

Insurance — 8.0%
ACE, Ltd.	600,000	$26,196,000
Chubb Corp.	475,000	20,225,500
MetLife, Inc.	850,000	24,420,500
Travelers Companies, Inc. (The)	750,000	28,980,000

		$99,822,000

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.(1)	250,000	$8,982,500

		$8,982,500

Machinery — 1.3%
Caterpillar, Inc.	200,000	$6,170,000
Deere & Co.(2)	300,000	10,422,000

		$16,592,000

Media — 3.3%
Time Warner, Inc.	1,500,000	$13,995,000
Vivendi	650,000	16,744,424
Walt Disney Co.	500,000	10,340,000

		$41,079,424

Metals & Mining — 1.4%
BHP Billiton, Ltd. Sponsored ADR(2)	230,000	$8,634,200

Security	Shares	Value

Nucor Corp.	220,000	$8,973,800

		$17,608,000

Multi-Utilities — 1.5%
Dominion Resources, Inc.	350,000	$12,313,000
PG&E Corp.	175,000	6,767,250

		$19,080,250

Oil, Gas & Consumable Fuels — 13.4%
Anadarko Petroleum Corp.	350,000	$12,859,000
Apache Corp.	175,000	13,125,000
Chevron Corp.	400,000	28,208,000
ConocoPhillips	600,000	28,518,000
Devon Energy Corp.	125,000	7,700,000
Exxon Mobil Corp.	450,000	34,416,000
Occidental Petroleum Corp.	500,000	27,275,000
Peabody Energy Corp.	300,000	7,500,000
XTO Energy, Inc.	200,000	7,418,000

		$167,019,000

Pharmaceuticals — 9.3%
Abbott Laboratories	250,000	$13,860,000
Johnson & Johnson	550,000	31,729,500
Merck & Co., Inc.	500,000	14,275,000
Pfizer, Inc.	1,700,000	24,786,000
Schering-Plough Corp.	800,000	14,048,000
Wyeth	400,000	17,188,000

		$115,886,500

Real Estate Investment Trusts (REITs) — 1.6%
AvalonBay Communities, Inc.(2)	179,742	$9,312,418
Public Storage, Inc.	75,000	4,640,250
Simon Property Group, Inc.	150,000	6,447,000

		$20,399,668

Road & Rail — 1.5%
Burlington Northern Santa Fe Corp.	275,000	$18,218,750

		$18,218,750

Software — 0.5%
Microsoft Corp.	350,000	$5,985,000

		$5,985,000

Specialty Retail — 2.3%
Best Buy Co., Inc.	500,000	$14,010,000
Staples, Inc.	500,000	7,970,000
TJX Cos., Inc.	350,000	6,797,000

		$28,777,000

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	300,000	$13,575,000

		$13,575,000

Tobacco — 1.9%
Philip Morris International, Inc.	650,000	$24,147,500

		$24,147,500

Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc., Class B	250,000	$7,040,000

		$7,040,000

Total Common Stocks (identified cost $1,097,276,493)		$1,192,136,951

Short-Term Investments — 5.7%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.23%(3)	$51,038	$51,038,210
Eaton Vance Cash Collateral Fund, LLC, 2.07%(3)(4)	20,048	20,047,696

Total Short-Term Investments (identified cost $71,536,335)		$71,085,906

Total Investments — 101.4% (identified cost $1,168,812,828)		$1,263,222,857

Other Assets, Less Liabilities — (1.4)%		$(17,888,580)

Net Assets — 100.0%		$1,245,334,277

ADR	- American Depository Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at January 31, 2009.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. For the fiscal year to date ended January 31, 2009, the total of securities lending income earned (excluding loan rebate fees) and interest income allocated from the investment in Eaton Vance Cash Collateral Fund, LLC was $109,739, and net income allocated from the investment in Cash Management Portfolio was $118,754.

(4)	The investment in Eaton Vance Cash Collateral Fund, LLC includes the value of invested cash collateral received for securities on loan at January 31, 2009. At January 31, 2009, the investment in Cash Collateral Fund, LLC also includes an allocation of the change in unrealized depreciation from security loans that were terminated with the counterparty, for which the repayment obligations were settled by the Portfolio using other available cash. At January 31, 2009, the Portfolio loaned securities having a market value of $18,964,898 and received $20,009,968 of cash collateral for the loans. Other Assets, Less Liabilities includes a liability of $20,009,968 to repay collateral amounts upon the return of loaned Securities.

The Portfolio did not have any open financial instruments at January 31, 2009.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,174,340,895

Gross unrealized appreciation	$161,694,857
Gross unrealized depreciation	(72,812,895)

Net unrealized appreciation	$88,881,962

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$1,195,327,361
Level 2	Other Significant Observable Inputs	67,895,496
Level 3	Significant Unobservable Inputs	—

Total		$1,263,222,857

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed Value Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 25, 2009